Vessels and Vessels held for sale, textuals (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels sold	2
Vessel Fair Value	$ 20,050	$ 59,900	$ 5,020
Impairment losses (Note 5)	$ 8,363	$ 118,861	$ 6,607
Number of vessels impaired	2	7	1
Gain/ (loss) on vessels' sale	$ 945	$ (2,899)	$ (8,300)
Maximum [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold	7
Doukato [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 6,027
Hanjin Malta [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels		4,842
YM Los Angeles [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels		$ 6,448
Ym March [Member]
Property, Plant and Equipment [Line Items]
Impairment losses (Note 5)	0
Sale price	11,000
Ym Great [Member]
Property, Plant and Equipment [Line Items]
Impairment losses (Note 5)	0
Sale price	$ 11,000